Organization and Description of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2019	Jan. 01, 2017 USD ($)	Jul. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Accumulated deficit				$ (162,529)		$ (113,613)	$ (80,231)
Net loss				(48,916)	$ (20,922)	(33,382)	(16,858)
Net cash used in operating activities				$ (55,533)	$ (21,517)	$ (33,040)	$ (15,916)
Redeemable convertible preferred stock, shares outstanding (in shares) | shares			58,615,488	0	58,615,000	58,615,000	45,960,000	34,186,000
Stock converted			$ 237,000
IPO
Class of Stock [Line Items]
Net proceeds from sale of stock			$ 377,800
Sale of stock (in shares) | shares			14,590,050
Offering price (in dollars per share) | $ / shares			$ 28.00
Underwriting discounts and commissions			$ 28,600
Offering expenses			$ 2,200
Underwriters' Option
Class of Stock [Line Items]
Sale of stock (in shares) | shares			1,903,050
Common Stock
Class of Stock [Line Items]
Stock converted (in shares) | shares			58,615,488
Stock converted			$ 100
Reverse stock split conversion ratio	0.5
Series D and series E redeemable convertible preferred stock
Class of Stock [Line Items]
Net proceeds from sale of stock		$ 157,100
Redeemable convertible preferred stock
Class of Stock [Line Items]
Reverse stock split conversion ratio	0.5
Additional Paid-in Capital
Class of Stock [Line Items]
Stock converted			$ 236,900